RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of the effect of the Restatement on each financial statement line item

Balance Sheet as of June 19, 2020 (audited)	As Previously Reported	Adjustment	As Restated
Additional paid-in capital	$591,876	$(591,876)	$—
Accumulated deficit	(53,396,448)	591,876	(52,804,572)

Balance Sheet as of June 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(60,499,085)	591,876	(59,907,209)

Balance Sheet as of September 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(61,442,856)	591,876	(60,850,980)

Balance Sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to possible redemption	$511,622,540	$5,877,460	$517,500,000
Class A ordinary shares	$59	$(59)	$—
Additional paid-in capital	$6,724,439	$(6,724,439)	$—
Accumulated deficit	$(82,180,324)	$847,038	$(81,333,286)
Total Shareholders’ Deficit	$(75,454,532)	$(5,877,460)	$(81,331,992)

Balance Sheet as of March 31, 2021
Additional paid-in capital	$847,038	$(847,038)	$—
Accumulated deficit	$(61,622,790)	$847,038	$(60,775,752)

Balance Sheet as of June 30, 2021
Additional paid-in capital	$847,038	$(847,038)	$—
Accumulated deficit	$(64,317,938)	$847,038	$(63,470,900)

Statement of Operations for the Period from February 11, 2020 (Inception) through June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(47,683,929)	4,066,071
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.55)	$(0.55)
Weighted average shares outstanding, Class B ordinary shares	11,389,568	(6,979)	11,382,589
Basic and diluted earnings per share, Class B ordinary shares	$(0.74)	$0.19	$(0.55)

Balance Sheet as of June 19, 2020 (audited)	As Previously Reported	Adjustment	As Restated
Statement of Operations for the Three Months Ended June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(45,494,505)	6,255,495
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.48)	$(0.48)
Basic and diluted earnings per share, Class B ordinary shares	$(0.74)	$0.26	$(0.48)

Statement of Operations for the Period from February 11, 2020 (Inception) through September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(28,774,784)	22,975,216
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.27)	$(0.27)
Weighted average shares outstanding, Class B ordinary shares	12,022,500	(23,308)	11,999,192
Basic and diluted earnings per share, Class B ordinary shares	$(0.78)	$0.51	$(0.27)

Statement of Operations for the Three Months Ended September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	—	51,750,000
Basic and diluted earnings per share, Class A ordinary shares	$0.00	$(0.01)	$(0.01)
Basic and diluted earnings per share, Class B ordinary shares	$(0.07)	$0.06	$(0.01)

Statement of Operations for the Period from February 11, 2020 (Inception) through December 30, 2020 (audited)
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(20,604,167)	31,145,833
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.69)	$(0.69)
Weighted average shares outstanding, Class B ordinary shares	12,288,052	(22,427)	12,265,625
Basic and diluted earnings per share, Class B ordinary shares	$(2.43)	$1.74	$(0.69)

Statement of Operations for the Three Months Ended March 31, 2021
Weighted average shares outstanding, Class A ordinary shares	51,162,254	587,746	51,750,000
Basic and diluted earnings per share, Class A ordinary shares	$—	$0.32	$0.32
Weighted average shares outstanding, Class B ordinary shares	13,525,246	(587,746)	12,937,500
Basic and diluted earnings per share, Class B ordinary shares	$1.52	$(1.20)	$0.32

Statement of Operations for the Three Months Ended June 30, 2021
Basic and diluted earnings per share, Class A ordinary shares	$—	$(0.04)	$(0.04)
Basic and diluted earnings per share, Class B ordinary shares	$(0.21)	$0.17	$(0.04)

Statement of Operations for the Six Months Ended June 30, 2021
Weighted average shares outstanding, Class A ordinary shares	51,457,751	292,249	51,750,000
Basic and diluted earnings per share, Class A ordinary shares	$—	$0.28	$0.28
Weighted average shares outstanding, Class B ordinary shares	13,229,749	(292,249)	12,937,500
Basic and diluted earnings per share, Class B ordinary shares	$1.35	$(1.07)	$0.28

Statement of Changes in Shareholders Equity (Deficit) for the Period from February 11, 2020 (Inception) through December 30, 2020 (audited)
Offering costs allocated to equity in connection with IPO	(27,860,038)	27,860,038	—

Balance Sheet as of June 19, 2020 (audited)	As Previously Reported	Adjustment	As Restated
Initial Classification of Public Warrants	(24,150,000)	24,150,000	—
Initial Classification of FPA Liability	(255,538)	255,538	—
Change in value of ordinary shares subject to possible redemption	5,877,460	(5,877,460)	—
Accretion to shares subject to redemption	—	(52,265,576)	(52,265,576)
Total Shareholders’ deficit	(75,454,532)	(5,877,460)	(81,331,992)

Statement of Changes in Shareholders Equity (Deficit) for the Three Months Ended March 31, 2021
Change in value of ordinary shares subject to possible redemption	(5,877,460)	5,877,460	—

Statement of Cash Flows for the Period from February 11, 2020 (Inception) through December 30, 2020 (audited)
Change in Class A ordinary shares subject to possible redemption	(5,877,460)	5,877,460	—

Statement of Cash Flows for the Three Months Ended March 31, 2021
Change in Class A ordinary shares subject to possible redemption	5,877,460	(5,877,460)	—

	As Reported Per Amendment #2	Adjustment	As Restated
Balance Sheet as of June 19, 2020
Additional paid-in capital	$591,876	$(591,876)	$—
Accumulated deficit	(53,396,448)	591,876	(52,804,572)
Balance Sheet as of June 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(60,499,085)	591,876	(59,907,209)
Balance Sheet as of September 30, 2020
Additional paid-in capital	591,876	(591,876)	—
Accumulated deficit	(61,442,856)	591,876	(60,850,980)

	As Reported Per Amendment #2	Adjustment	As Restated
Balance Sheet as of December 31, 2020
Class A ordinary shares subject to possible redemption	$511,622,540	$5,877,460	$517,500,000
Class A ordinary shares	$59	$(59)	$—
Additional paid-in capital	$6,724,439	$(6,724,439)	$—
Accumulated deficit	$(82,180,324)	$847,038	$(81,333,286)
Total Shareholders’ Deficit	$(75,454,532)	$(5,877,460)	$(81,331,992)
Statement of Operations for the Period from February 11, 2020 (Inception) through June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(47,683,929)	4,066,071
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.55)	$(0.55)
Weighted average shares outstanding, Class B ordinary shares	11,389,568	(6,979)	11,382,589
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.74)	$0.19	$(0.55)
Statement of Operations for the Three Months Ended June 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(45,494,505)	6,255,495
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.48)	$(0.48)
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.74)	$0.26	$(0.48)
Statement of Operations for the Period from February 11, 2020 (Inception) through September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(28,774,784)	22,975,216
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.27)	$(0.27)
Weighted average shares outstanding, Class B ordinary shares	12,022,500	(23,308)	11,999,192
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.78)	$0.51	$(0.27)
Statement of Operations for the Three Months Ended September 30, 2020
Weighted average shares outstanding, Class A ordinary shares	51,750,000	—	51,750,000
Basic and diluted net loss per ordinary share, Class A ordinary shares	$(0.00)	$(0.01)	$(0.01)
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.07)	$0.06	$(0.01)

	As Reported Per Amendment #2	Adjustment	As Restated
Statement of Operations for the Period from February 11, 2020 (Inception) through December 31, 2020 (audited)
Weighted average shares outstanding, Class A ordinary shares	51,750,000	(20,604,167)	31,145,833
Basic and diluted net loss per ordinary share, Class A ordinary shares	$—	$(0.69)	$(0.69)
Weighted average shares outstanding, Class B ordinary shares	12,288,052	(22,427)	12,265,625
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(2.43)	$1.74	$(0.69)
Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended June 30, 2020
Offering costs allocated to equity in connection with Initial Public Offering	(27,860,038)	27,860,038	—
Initial Classification of Public Warrants	(24,150,000)	24,150,000	—
Initial Classification of FPA Liability	(255,538)	255,538	—
Accretion of Class A ordinary shares to redemption value	—	(52,265,576)	(52,265,576)
Total Shareholders’ deficit	(59,905,915)	—	(59,905,915)
Statement of Changes in Shareholders’ Equity (Deficit) for the Three Months Ended December 31, 2020
Change in value of ordinary shares subject to possible redemption	5,877,460	(5,877,460)	—
Total Shareholders’ deficit	(75,454,532)	(5,877,460)	(81,331,992)
Statement of Cash Flows for the Period from February 11, 2020 (Inception) through December 31, 2020 (audited)
Change in Class A ordinary shares subject to possible redemption	(5,877,460)	5,877,460	—